Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2021	¥ 12,276,150	¥ 2,341,274	¥ 722,595	¥ 6,078,208	¥ (13,699)	¥ 214,411	¥ 2,106,255	¥ (3,455)	¥ 113,646	¥ 11,559,235	¥ 68,379	¥ 648,536
Comprehensive income:
Net profit	368,594			361,393						361,393	1,836	5,365
Other comprehensive income	329,418					52,823	187,649	936	88,078	329,486	(68)
Total comprehensive income	698,012			361,393		52,823	187,649	936	88,078	690,879	1,768	5,365
Issuance of shares under share-based payment transactions	1,208	604	604							1,208
Acquisition and disposal of subsidiaries and businesses-net	66										66
Transaction with non-controlling interest shareholders	45		(195)							(195)	240
Share of changes in capital surplus of associates and joint ventures	5,097		5,097							5,097
Dividends to shareholders	(130,917)			(130,190)						(130,190)	(727)
Coupons on other equity instruments	(5,365)											(5,365)
Purchases of other equity instruments and sales of other equity instruments-net	3,338											3,338
Purchases of treasury stock	(37)				(37)					(37)
Sales of treasury stock	327				327					327
Loss on sales of treasury stock	(31)			(31)						(31)
Share-based payment transactions	(187)		(187)							(187)
Transfer from other reserves to retained earnings				36,453		(20,548)	(15,905)
Others	248										248
At end of period at Sep. 30, 2021	12,847,954	2,341,878	727,914	6,345,833	(13,409)	246,686	2,277,999	(2,519)	201,724	12,126,106	69,974	651,874
At beginning of period at Mar. 31, 2022	12,781,692	2,341,878	645,382	6,434,605	(13,403)	197,310	1,808,222	520	540,242	11,954,756	93,325	733,611
Comprehensive income:
Net profit	777,394			762,185						762,185	9,603	5,606
Other comprehensive income	216,583					10,641	(499,964)	718	702,611	214,006	2,577
Total comprehensive income	993,977			762,185		10,641	(499,964)	718	702,611	976,191	12,180	5,606
Issuance of shares under share-based payment transactions	1,318	659	659							1,318
Transaction with non-controlling interest shareholders	899		(395)							(395)	1,294
Dividends to shareholders	(146,649)			(143,936)						(143,936)	(2,713)
Coupons on other equity instruments	(5,606)											(5,606)
Purchases of other equity instruments and sales of other equity instruments-net	1,002											1,002
Purchases of treasury stock	(34)				(34)					(34)
Sales of treasury stock	320				320					320
Loss on sales of treasury stock	(46)			(46)						(46)
Share-based payment transactions	(62)		(62)							(62)
Transfer from other reserves to retained earnings				90,970		(21,303)	(69,667)
Others	2,723										2,723
At end of period at Sep. 30, 2022	¥ 13,629,534	¥ 2,342,537	¥ 645,584	¥ 7,143,778	¥ (13,117)	¥ 186,648	¥ 1,238,591	¥ 1,238	¥ 1,242,853	¥ 12,788,112	¥ 106,809	¥ 734,613